Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended
	Aug. 31, 2018	Aug. 24, 2018	Jul. 31, 2018	Jul. 18, 2018	Sep. 30, 2018	Aug. 31, 2018	Oct. 31, 2018	Sep. 30, 2018	Nov. 30, 2018	Oct. 31, 2018	Dec. 31, 2018	Nov. 30, 2018	Jan. 31, 2019	Dec. 31, 2018	Feb. 28, 2019	Jan. 31, 2019	Mar. 31, 2019	Feb. 28, 2019	Apr. 30, 2019	Mar. 31, 2019	May 31, 2019	Apr. 30, 2019	Jun. 30, 2019	May 31, 2019	Jul. 31, 2019	Jun. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Oct. 31, 2019	Sep. 30, 2019	Nov. 30, 2019	Oct. 31, 2019	Dec. 31, 2019	Nov. 30, 2019	Jan. 31, 2020	Dec. 31, 2019	Feb. 29, 2020	Jan. 31, 2020	Mar. 31, 2020	Feb. 29, 2020	Apr. 30, 2020	Mar. 31, 2020	May 31, 2020	Apr. 30, 2020	Jun. 30, 2020	May 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Nov. 30, 2020	Oct. 31, 2020	Dec. 31, 2020	Nov. 30, 2020	Jan. 31, 2021	Dec. 31, 2020	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Apr. 30, 2021	Mar. 31, 2021	May 31, 2021	Apr. 30, 2021	Jun. 30, 2021	May 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Nov. 30, 2021	Oct. 31, 2021	Dec. 31, 2021	Nov. 30, 2021	Jan. 31, 2022	Dec. 31, 2021	Feb. 28, 2022	Jan. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Apr. 30, 2022	Mar. 31, 2022	May 31, 2022	Apr. 30, 2022	Jun. 30, 2022	May 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Oct. 31, 2022	Sep. 30, 2022	Nov. 30, 2022	Oct. 31, 2022	Dec. 31, 2022	Nov. 30, 2022	Jan. 31, 2023	Dec. 31, 2022	Feb. 28, 2023	Jan. 31, 2023	Mar. 31, 2023	Feb. 28, 2023	Apr. 30, 2023	Mar. 31, 2023	May 31, 2023	Apr. 30, 2023	Jun. 30, 2023	May 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Jan. 31, 2024	Dec. 31, 2023	Feb. 29, 2024	Jan. 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Apr. 30, 2024	Mar. 31, 2024	May 31, 2024	Apr. 30, 2024	Jun. 30, 2024	May 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Nov. 30, 2024	Oct. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Jan. 31, 2025	Dec. 31, 2024	Feb. 28, 2025	Jan. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Apr. 30, 2025	Mar. 31, 2025	May 31, 2025	Apr. 30, 2025	Jun. 30, 2025	May 31, 2025	Jun. 30, 2025
Impact Shares YWCA Women's Empowerment ETF
Account Value [Line Items]
Accumulated Value	$ 10,085	$ 10,000			$ 10,149		$ 9,491		$ 9,782		$ 8,928		$ 9,598		$ 9,885		$ 10,080		$ 10,486		$ 9,780		$ 10,466		$ 10,665		$ 10,448		$ 10,658		$ 10,926		$ 11,383		$ 11,768		$ 11,699		$ 10,990		$ 9,658		$ 10,950		$ 11,501		$ 11,715		$ 12,511		$ 13,942		$ 13,436		$ 13,298		$ 14,906		$ 15,773		$ 15,530		$ 15,949		$ 16,583		$ 17,284		$ 17,407		$ 17,897		$ 18,284		$ 18,892		$ 17,800		$ 19,100		$ 19,133		$ 19,670		$ 18,743		$ 17,869		$ 18,383		$ 16,968		$ 17,152		$ 15,760		$ 16,913		$ 16,188		$ 14,678		$ 15,991		$ 17,003		$ 16,125		$ 17,189		$ 16,729		$ 17,305		$ 17,583		$ 17,661		$ 18,775		$ 19,607		$ 19,392		$ 18,468		$ 18,110		$ 19,798		$ 20,688		$ 21,058		$ 22,042		$ 22,425		$ 21,368		$ 21,760		$ 22,459		$ 22,854		$ 23,795		$ 24,180		$ 23,836		$ 25,205		$ 24,219		$ 25,249		$ 25,312		$ 24,100		$ 23,357		$ 24,276		$ 25,032
Impact Shares NAACP Minority Empowerment ETF
Account Value [Line Items]
Accumulated Value			$ 10,053	$ 10,000		$ 10,296		$ 10,352		$ 9,665		$ 9,995		$ 9,129		$ 9,791		$ 10,176		$ 10,350		$ 10,801		$ 10,051		$ 10,732		$ 10,940		$ 10,698		$ 10,884		$ 11,083		$ 11,496		$ 11,838		$ 11,883		$ 11,080		$ 9,805		$ 11,120		$ 11,622		$ 11,842		$ 12,586		$ 13,672		$ 13,163		$ 12,904		$ 14,308		$ 14,891		$ 14,808		$ 15,033		$ 15,731		$ 16,480		$ 16,551		$ 16,976		$ 17,309		$ 17,882		$ 16,992		$ 18,426		$ 18,406		$ 18,915		$ 17,951		$ 17,215		$ 17,870		$ 16,210		$ 16,149		$ 14,821		$ 16,160		$ 15,418		$ 13,943		$ 14,926		$ 15,787		$ 14,710		$ 15,711		$ 15,486		$ 16,126		$ 16,237		$ 16,620		$ 17,623		$ 18,405		$ 18,139		$ 17,301		$ 16,756		$ 18,236		$ 19,080		$ 19,583		$ 20,803		$ 21,561		$ 20,595		$ 21,583		$ 22,265		$ 22,347		$ 22,820		$ 23,403		$ 23,125		$ 24,404		$ 23,636		$ 24,793		$ 24,382		$ 23,082		$ 22,665		$ 24,149	$ 25,271
Russell 1000 Index (USD)
Account Value [Line Items]
Accumulated Value	10,098	10,000	9,985	10,000	10,137	10,329	9,420	10,368	9,611	9,634	8,736	9,830	9,468	8,935	9,789	9,684	9,959	10,012	10,361	10,186	9,701	10,597	10,382	9,922	10,543	10,618	10,350	10,783	10,529	10,586	10,753	10,769	11,159	10,998	11,481	11,413	11,494	11,743	10,554	11,755	9,160	10,795	10,370	9,368	10,917	10,606	11,159	11,166	11,812	11,413	12,679	12,081	12,216	12,968	11,921	12,494	13,325	12,193	13,888	13,628	13,774	14,204	14,173	14,087	14,709	14,496	15,501	15,044	15,575	15,854	15,965	15,929	16,296	16,329	16,768	16,668	15,998	17,150	17,108	16,362	16,878	17,498	17,562	17,263	16,572	17,962	16,117	16,950	16,661	16,484	15,176	17,041	15,153	15,522	13,884	15,498	15,177	14,200	14,594	15,523	13,244	14,927	14,306	13,546	15,080	14,632	14,203	15,423	15,155	14,527	14,795	15,501	15,263	15,132	15,452	15,610	15,524	15,804	16,572	15,877	17,142	16,950	16,842	17,533	16,051	17,226	15,663	16,416	17,126	16,020	17,971	17,516	18,222	18,380	19,206	18,637	19,821	19,643	18,978	20,273	19,871	19,410	20,529	20,324	20,828	20,997	21,322	21,302	21,777	21,807	21,625	22,274	23,018	22,118	22,376	23,542	23,088	22,886	22,684	23,614	21,371	23,201	21,244	21,858	22,600	21,728	23,745	23,115	24,286
Morningstar US Large-Mid Cap Index
Account Value [Line Items]
Accumulated Value	10,163	10,000	9,988	10,000	10,203	10,326	9,484	10,367	9,684	9,637	8,807	9,840	9,538	8,949	9,863	9,692	10,039	10,022	10,445	10,201	9,791	10,614	12,429	9,948	10,636	10,643	10,452	10,807	10,633	10,620	10,858	10,804	13,370	11,033	11,591	11,449	11,617	11,778	12,664	11,804	9,302	10,844	10,522	9,452	11,077	10,692	11,326	11,255	11,998	11,508	12,889	12,191	12,409	13,097	12,089	12,609	13,492	12,284	14,038	13,710	13,916	14,264	16,957	14,140	14,818	14,521	15,617	15,057	18,608	15,868	16,110	15,934	19,539	16,370	16,951	16,731	16,157	17,224	20,504	16,418	17,072	17,558	17,750	17,347	16,725	18,036	16,257	16,995	16,815	16,519	18,148	17,086	15,256	15,540	13,977	15,501	15,281	14,202	14,689	15,527	13,329	14,926	14,386	13,543	15,179	14,618	16,955	15,423	15,228	14,519	14,867	15,473	15,371	15,107	18,471	15,619	15,662	15,817	16,708	15,914	17,270	16,977	16,984	17,548	19,213	17,258	15,821	16,453	17,308	16,076	21,508	17,586	18,420	18,417	19,431	18,717	20,043	19,744	19,214	20,366	20,128	19,523	20,840	20,452	21,096	21,176	21,609	21,436	22,069	21,957	21,905	22,425	23,276	22,258	22,670	23,651	23,367	23,035	22,991	23,743	21,642	23,362	21,541	21,991	22,933	21,888	24,111	23,302	24,499
Morningstar Women's Empowerment Index
Account Value [Line Items]
Accumulated Value	$ 10,150	$ 10,000			$ 10,220		$ 9,542		$ 9,846		$ 8,953		$ 9,602		$ 9,892		$ 10,105		$ 10,497		$ 9,822		$ 10,513		$ 10,716		$ 10,527		$ 10,726		$ 10,988		$ 11,450		$ 11,823		$ 11,830		$ 10,858		$ 9,583		$ 10,842		$ 11,281		$ 11,505		$ 12,032		$ 12,974		$ 12,510		$ 12,142		$ 13,426		$ 13,900		$ 13,702		$ 14,127		$ 14,757		$ 15,508		$ 15,663		$ 16,057		$ 16,398		$ 16,943		$ 16,047		$ 17,115		$ 17,137		$ 17,750		$ 17,023		$ 16,243		$ 16,718		$ 15,423		$ 15,600		$ 14,311		$ 15,372		$ 14,716		$ 13,331		$ 14,547		$ 15,488		$ 14,681		$ 15,674		$ 15,275		$ 15,838		$ 16,083		$ 16,026		$ 16,998		$ 17,725		$ 17,451		$ 16,706		$ 16,394		$ 17,934		$ 18,753		$ 19,098		$ 20,006		$ 20,367		$ 19,412		$ 19,776		$ 20,425		$ 20,820		$ 21,595		$ 21,955		$ 21,656		$ 22,917		$ 22,030		$ 22,983		$ 23,054		$ 21,962		$ 21,297		$ 22,157		$ 22,864
Morningstar Minority Empowerment Index
Account Value [Line Items]
Accumulated Value			$ 10,051	$ 10,000		$ 10,295		$ 10,398		$ 9,715		$ 9,718		$ 9,234		$ 9,689		$ 9,925		$ 10,417		$ 10,399		$ 10,354		$ 10,711		$ 10,400		$ 10,730		$ 10,582		$ 11,051		$ 11,231		$ 11,637		$ 11,947		$ 10,625		$ 9,564		$ 10,263		$ 11,316		$ 11,206		$ 11,798		$ 11,741		$ 11,985		$ 12,294		$ 12,881		$ 13,401		$ 13,000		$ 13,322		$ 13,959		$ 14,659		$ 14,739		$ 15,084		$ 15,334		$ 15,819		$ 15,148		$ 16,251		$ 16,190		$ 16,827		$ 15,984		$ 15,312		$ 15,890		$ 14,391		$ 14,308		$ 13,098		$ 14,277		$ 13,597		$ 12,273		$ 13,113		$ 13,850		$ 12,908		$ 13,816		$ 13,593		$ 14,236		$ 14,331		$ 14,550		$ 15,386		$ 16,012		$ 15,673		$ 14,970		$ 14,580		$ 15,959		$ 16,721		$ 16,962		$ 17,913		$ 18,560		$ 17,714		$ 18,536		$ 19,105		$ 19,298		$ 19,521		$ 20,007		$ 19,755		$ 20,823		$ 20,148		$ 21,121		$ 20,747		$ 19,625		$ 19,257		$ 20,495	$ 21,538